Long-term Investments	12 Months Ended
Dec. 31, 2019
Long-term Investments
Long-term Investments

5.    Long-term Investments

Long-term investments comprised investments in publicly traded companies, privately held companies and limited partnerships. The following sets forth the changes in the Company’s long-term investments.

			Available for	Cost
			Sale Securities/	Method/Equity
			Equity Securities	Securities
			With Readily	Without Readily
	Equity Method		Determinable	Determinable Fair
	(Leju)	(Others)	Fair Values	Values	Total
		(In thousands)
Balance at January 1, 2017	$199,662	$181,965	$154,289	$782,291	$1,318,207
New investments/transferred from prepayments	—	26,204	10,000	132,079	168,283
Income (loss) from investments	(30,796)	14,726	—	—	(16,070)
Investment impairment	(113,103)	(1,207)	(1,275)	(6,513)	(122,098)
Unrealized loss, net	—	—	(35,607)	—	(35,607)
Disposal/dilution/refund of investments	—	19,112	(22,248)	(10,410)	(13,546)
Changes from cost method to consolidation (Note 6)	—	—	—	(29,071)	(29,071)
Changes from cost method to equity method	—	19,121	—	(19,121)	—
Changes from cost method to available-for-sale securities	—	—	2,213	(2,213)	—
Dividend received/entitled	—	(7,829)	—	—	(7,829)
Others*	1,646	5,330	—	19,571	26,547
Balance at December 31, 2017	$57,409	$257,422	$107,372	$866,613	$1,288,816
Impact of adoption of new investment guidance **	—	—	37,686	(27,419)	10,267
New investments/transferred from prepayments	—	140,379	149,140	382,031	671,550
Income (loss) from equity method investments	(9,080)	10,200	—	—	1,120
Investment impairment	—	(5,699)	—	(55,289)	(60,988)
Disposal/dilution/refund of investments	—	3,235	(87,351)	—	(84,116)
Changes from investment without readily determinable fair value to those with readily determinable fair value	—	—	30,000	(30,000)	—
Fair value change through earnings (including adjustment of subsequent observable price changes)	—	—	(70,020)	166,553	96,533
Dividend received/entitled	—	(4,087)	—	—	(4,087)
Others*	(186)	(8,235)	(891)	(19,940)	(29,252)
Balance at December 31, 2018	$48,143	$393,215	$165,936	$1,282,549	$1,889,843
New investments/transferred from prepayments	—	139,957	29,566	360,428	529,951
Income (loss) from equity method investments	5,080	(5,056)	—	—	24
Investment impairment	—	(38,620)	—	(282,819)	(321,439)
Disposal/dilution/refund of investments	—	(10,338)	(20,890)	(10,983)	(42,211)
Changes from investment without readily determinable fair value to those with readily determinable fair value	—	—	6,190	(6,190)	—
Fair value change through earnings (including adjustment of subsequent observable price changes)	—	—	163,454	(2,743)	160,711
Share of changes in the equity investee's capital accounts ***	—	5,172	—	—	5,172
Dividend received/entitled	—	(2,706)	—	—	(2,706)
Others*	(2,609)	(4,817)	(7,702)	(3,669)	(18,797)
Balance at December 31, 2019	$50,614	$476,807	$336,554	$1,336,573	$2,200,548

*    Others mainly represents the impacts from foreign exchange change. For equity method investments, others represents the equity pick-up of other comprehensive income (loss) of investees caused by foreign exchange change.

**   Upon the adoption of ASU 2016-01, $27.4 million of investments in private equity funds were adjusted to their NAV of $37.7 million and reclassified from cost method to equity investments with readily determinable fair value on January 1, 2018.

*** The change of investee's capital accounts was due to sale of one equity method investee's subsidiary's share to non-controlling interests. The Company elected to record such change in an equity method investee's capital account as additional paid-in capital in its consolidated statements of shareholders' equity.

Equity Method

As of December 31, 2019, investments accounted for under the equity method totaled $527.4 million, which included a $50.6 million investment in Leju Holdings Limited (“Leju"), a $74.7 million investment in Tian Ge Interactive Holding Limited ("Tian Ge”) and a $94.1 million investment in Beijing Showworld Technology Co. Ltd. ("Showworld") ($48.1 million in Leju, $110.1 million in Tian Ge and a $46.6 million in Showworld as of December 31, 2018, respectively). Investments are accounted for under the equity method when the Company has significant influence in the investment and the investment is considered as in substance ordinary shares. Investments in limited partnerships, whose operating and financial policies the Company had significant influence over were also accounted for using the equity method.

On April 15, 2016, E-House entered into a definitive agreement and plan of merger, or the Merger Agreement, with E-House Holdings Ltd., or Parent. Pursuant to the Merger Agreement, Parent acquired E-House for a cash consideration equal to $6.85 per ordinary share, and upon the closing of the merger, E-House continued as the surviving corporation and a wholly owned subsidiary of Parent. In connection with the transaction contemplated by the Merger Agreement, the Company made an equity contribution of approximately $140 million to Parent in August 2016 to subscribe newly issued shares of Parent. At the same time, the shares of E-House held by the Company were also rolled over and converted into the shares of Parent. On August 12, 2016, or the closing date, the Company held 49,764,809 ordinary shares of Parent, which represented 43% of Parent’s then total outstanding shares and had a cost basis then to the Company of $340.7 million. The Company also entered into a Shareholders Agreement with Parent and certain other shareholders of Parent on the closing date, under which the Company granted an option (“E-House Option”) to Parent to repurchase all the equity interest held by the Company in Parent during the 18-month period following the closing date for a consideration consisting of (i) 30% of the total outstanding ordinary shares of Leju at the time of the repurchase, and (ii) certain cash payment. In accordance with ASC Subtopic 815-10, the option is deemed legally detachable and separately exercisable from the repurchase of ordinary shares of Leju and, thus, accounted for as a freestanding instrument. The option was initially recognized as an option liability valued at $3.1 million on the basis of its fair value at the grant date, together with its subsequent changes in fair value were reflected in the fair value change in option liability. The fair value of option liability was determined by i) the number of Leju shares the Company received in this transaction, ii) the difference between the designated unit price of Leju shares agreed in the Shareholders Agreement by transaction parties and the fair value of unit price of Leju in the open market at each period end and iii) time value of the option liability. Immediately prior to the exercise of the option, the fair value of the investor option liability was approximately $28.5 million.

On December 30, 2016, Parent exercised such option right and repurchased 49,764,809 of its ordinary shares from the Company, for the aggregate consideration comprised of 40,651,187 shares of Leju with a fair value of $195.1 million and approximately $127.6 million in cash. As a result, together with Leju Dividend Shares received in 2014 by the Company, on December 31, 2016, the Company totally held 42,117,874 Leju shares with a fair value of $202.2 million, which represented 31.1% of Leju’s then total outstanding shares, and ceased to hold any beneficial ownership in Parent. The Company used the equity method to account for the investment in Leju. During 2017, the U.S. dollar cash consideration was received from Parent, and an equivalent RMB deposit received in 2016 to ensure the later payment of cash consideration in U.S. dollar was repaid to the Parent. As a result of the share exchange, the Company recognized a one-time gain of $4.6 million, which was the difference between all the considerations received and the carrying value of the investment in E-House on the transaction date, after offsetting the cumulative currency translation adjustments previously recorded for E-House as other comprehensive loss. Earning (loss) from Parent for the period from October 1, 2016 to December 30, 2016 was included in the disposal gain of $4.6 million from this transaction. For the year ended December 31, 2016, a loss of $28.5 million was recognized as fair value change in option liability when marked to market in the Company’s consolidated statements of comprehensive income. In 2017, the Company recorded a $30.8 million of loss and a $113.1 million of other- than-temporary impairment loss on its investments in Leju related to changes in the government policy in real estate industry in China and to the decline of Leju’s stock price after the investment. In 2018, the Company recorded a $9.1 million of loss. The closing price of Leju as of December 31, 2019 was $2.01 per ADS/share, higher than its carrying amount per share (approximately $1.20). The aggregate market value of the Company’s investment in Leju is approximately $84.7 million.

On July 9, 2014, Tian Ge, an equity method investee of the Company, completed its initial public offering on the Main Board of The Stock Exchange of Hong Kong Limited with the new issuance of 349.9 million ordinary shares (“Tian Ge IPO”). Immediately after the Tian Ge IPO, the Company’s equity interest in Tian Ge was diluted from 36% to 25% and the Company in substance disposed part of its interest in Tian Ge. The closing price of Tian Ge as of December 31, 2019 was HK$1.94 (equivalent to $0.25) per share. The Company deemed that there was an other-than-temporary impairment for the investment in Tian Ge as of December 31, 2019 given the length of the underwater period and the magnitude of the stock price decrease. In addition, the revenue of Tian Ge demonstrated a downward trend due to decreasing active users and paying users in the live-streaming industry. Therefore, the Company wrote down the investment in Tian Ge to its fair value as of December 31, 2019, which was $74.7 million based on the quoted market price as of December 31, 2019 and the Company recognized an impairment loss of $34.3 million.

On December 30, 2019, Showworld, an equity method investee of the Company, successfully listed on the Shanghai Stock Exchange with an issuance price of RMB3.0 (approximately $0.43) per share. Upon Showworld's listing, the Company's equity interest in Showworld, including the $34.7 million follow-on investment the Company made in January 2019 was diluted from 36.1% to 28.6% and the Company in substance disposed part of its interest in Showworld. As the Company continued to have significant influence over Showworld, the Company continued to apply equity method after Showworld's listing. The closing price of Showworld as of December 31, 2019 was RMB12.14 (equivalent to $1.74) per share, higher than its carrying amount per share (approximately $0.2). The aggregate market value of the Company's investment in Showworld is approximately $837.5 million.

In 2018, the Company made a new investment of $48.0 million in a limited partnership, and accounted for the investment under equity method as significant influence could be imposed by the Company. The investment balance for this limited partnership as of December 31, 2018 and 2019 were $48.0 million and $46.0 million, respectively. In 2019, the Company made a new equity method investment of $57.4 million in a company providing consumer finance services. Other investments under equity method made during the presented periods were individually immaterial.

The Company used equity method to account for investments in limited partnership unless the Company’s interest is so minor and has virtually no influence over the operating and financial policies of the partnership. Except for the investment in limited partnership, the ownership held by the Company in the equity method investees ranged from 20% to 50%.

None of the Company's equity method investments meets the SEC’s definition of a significant subsidiary for the twelve months ended December 31, 2017, 2018 and 2019. The Company summarizes the condensed financial information of the Company’s equity method investments as a group below in accordance with Rule 4-08 of Regulation S-X.

	For the twelve months ended September 30,
	2017	2018	2019
	(In thousands)
Operating data:
Revenue	$569,974	$888,767	$1,120,086
Gross profit	$447,060	$562,892	$744,208
Income (loss) from operations	$(111,031)	$(39,854)	$7,465
Net income (loss)	$(72,828)	$60,972	$(53,900)
Net income (loss) attributable to the investees	$(70,913)	$61,665	$(53,148)

	As of September 30,
	2018	2019
	(In thousands)
Balance sheet data:
Current assets	$1,045,113	$1,617,545
Long-term assets	$1,455,556	$1,508,744
Current liabilities	$295,372	$808,737
Long-term liabilities	$32,330	$66,012
Non-controlling interests	$(898)	$13,406

Equity Securities with Readily Determinable Fair Values

Equity securities with readily determinable fair values include i) marketable equity securities, which are publicly traded stocks or funds measured at fair value and ii) investments in private equity funds which use NAV as practical expedient under ASC 820.

Prior to January 1, 2018, the Company accounted for the marketable equity securities at fair value with unrealized gains and losses recognized in accumulated other comprehensive income. Upon the adoption of ASU 2016-01, the Company measures equity securities with readily determinable fair values at fair value through earnings. Due to the initial application of the ASU 2016-01, the Company reclassified a cumulative unrealized gain of $38.7 million in accumulated other comprehensive income arising from marketable securities to the retained earnings and also recognized a cumulative-effect adjustment of $10.3 million to increase its carrying amount for the investments qualified for NAV as practical expedient and credited to the retained earnings as of January 1, 2018.

The following table shows the carrying amount and fair value of equity securities with readily determinable fair values including marketable securities and private equity funds:

		Gross	Gross
	Cost	Unrealized	Unrealized		Fair
	Basis	Gains	Losses	Other	Value
	(In thousands)
Jupai	$23,068	$—	$(7,119)	$—	$15,949
Pintec	30,000	—	(2,776)	—	27,224
Other equity securities	74,844	4,562	(29,317)	—	50,089
Private equity funds	58,246	16,277	(1,849)	—	72,674
December 31, 2018	$186,158	$20,839	$(41,061)	$—	$165,936

Jupai	$23,068	$—	$(17,909)	$—	$5,159
Pintec	30,000	—	(25,268)	—	4,732
Getui	6,190	195,699	—	(7,619)	194,270
Other equity securities	75,442	8,467	(37,067)	—	46,842
Private equity funds	66,819	18,732	—	—	85,551
December 31, 2019	$201,519	$222,898	$(80,244)	$(7,619)	$336,554

The Company invested Jupai Holding Limited (“JP”) with a total cost of $7.8 million under cost method since 2014. In July 2015, JP completed its listing on the New York Stock Exchange (“JP IPO") and the investment was transferred to marketable securities which measures at fair value. As of December 31, 2019, the Company had a cumulative unrealized loss of $17.9 million in relation to the investment in JP. In June 2018, the Company invested Pintec Technology Holding Limited ("Pintec") with a total cost of $30 million, which was initially recorded under the investment without readily determinable fair value. In October 2018, Pintec completed its listing on the NASDQ Stock Exchange ("Pintec IPO") and the investment was transferred to marketable securities which measures at fair value from marked to market As of December 31, 2019, the Company had a cumulative unrealized loss of $25.3 million. On March 25, 2019, Zhejiang Daily Interactive Network Technology Co. Ltd ("Getui"), an intelligent data service provider, successfully listed on the Shenzhen Stock Exchange. Upon the completion of listing, the Company reclassified the investment in Getui from investment without readily determinable fair value accounted for under measurement alternative to investment with readily determinable fair value using fair value through earnings. As of December 31, 2019, the Company had the unrealized gain of $195.7 million. The marketable securities are valued using the market approach based on the quoted prices in active markets at the reporting date. The Company classifies the valuation techniques that use these inputs as Level 1 of fair value measurements (Note 20).

Private equity funds pursue various investment strategies and investments in private equity generally are not redeemable due to the closed-ended nature of these funds. Instead, distributions from each fund will be received as the underlying investments of the funds are disposed and monetized. As of December 31, 2019, the unfunded commitments related to investments in private equity funds was $40 million. Investments in private equity funds may be subject to lock-up period, which is usually from 5 to 10 years and restricts an investor from withdrawing from the fund during the investment period.

As of December 31, 2019, equity securities with readily determinable fair values were $336.6 million. For the years ended 2018 and 2019, the Company recognized a net loss of $74.2 million and a net gain $159.2 million, respectively, from the fair value change of marketable equity securities, which substantially was unrealized. The Company also recognized unrealized gain of $4.2 million and $4.3 million for the equity investments qualified NAV for the years ended 2018 and 2019, respectively.

Equity Securities without Readily Determinable Fair Values

Prior to January 1, 2018, the Company accounted for equity securities under cost method at cost less impairment. As of December 31, 2017, the equity securities previously accounted for under the cost method had a carrying value of $866.6 million. Started from January 1, 2018, the Company elected measurement alternative and recorded equity investments without readily determinable fair values at cost, less impairment, adjusted for subsequent observable price changes. $27.4 million of investment in private equity funds were adjusted to their fair values of $37.7 million and reclassified from cost method to equity securities with readily determinable fair value. Based on ASU 2016-01, entities that elect the measurement alternative will report changes in the carrying value of the equity investments in current earnings. If this measurement alternative is elected, changes in the carrying value of the equity investment will be required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The implementation guidance notes that an entity should make "reasonable efforts" to identify price changes that are known or that can reasonably be known.

In 2018, the Company invested in a) preference shares of two private companies in Fintech industry, which primarily focus on the insurance business and Fintech services, with the consideration of $96.4 million and $91.5 million, respectively; and b) preference shares of a private company, which primarily focus on developing artificial intelligence of automobile, with the consideration of $90.0 million. In 2019, the Company invested in a) additional preference shares of $100.0 million in a developer of mobile video apps, b) additional preference shares of $60.0 million in a private company, which primarily focus on developing artificial intelligence of automobile, and c) preference shares of $50.8 million in in a private company, which develop and operate a leading photo and video application. Other investments without readily determinable fair values made during the presented periods were individually immaterial.

For the years ended 2018 and 2019, the Company recognized impairment amounted to $55.3 million and $282.8 million, respectively, related to investments without readily determinable fair value. The $282.8 million investment impairment recognized in 2019 included a) $177.8 million partial impairment of investment in preference shares of Yixia Tech Co., Ltd ("Yixia Tech") which is a developer of mobile video apps, due to its unsatisfied financial performance with no obvious upturn or potential financing solutions in the foreseeable future; b) $75.2 million full impairment of two equity investment due to significant performance deterioration caused by loss of certain significant cooperation agreement and financing difficulties coupled with investment losses; c) other $29.8 million full impairment of other investments primarily driven by revised projections of future operating results reflecting unfavorable macroeconomic conditions and performance of the investees. The fair value of a developer of mobile video APPs was estimated using market approach with a remaining carrying value of $129.5 million as of December 31, 2019 and was classified as Level 3 of fair value measurement. For each of these other investments, the fair value was derived using discounted cash flow analysis based on Level 3 inputs with a remaining value of nil as of December 31, 2019.

As of December 31, 2018 and 2019, investments without readily determinable fair values were $1,282.5 million and $1,336.6 million, respectively. In 2018, the Company recorded $166.6 million gains from upward adjustments, mainly on two investments and $55.3 million impairment, respectively. In 2019, the Company recorded $2.7 million loss from downward adjustment and $282.8 million investment impairment. The downward adjustment and upward adjustment were based on identified observable price changes indicated by new issuance of identical securities of the same investee or transaction of identical securities between other existing shareholders. The Company classifies the valuation techniques on those investments that use similar identifiable transaction prices as Level 2 of fair value measurements. The Company did not dispose any interests of these investments and all of gains were unrealized as of December 31, 2018. In 2019, the Company disposed one of these investments, which recorded $4.0 million cumulative upward adjustments and $2.7 million downward adjustments in current year.

The following table summarizes the total carrying value of the equity securities without readily determinable fair value and accounted for under measurement alternative as of December 31, 2018 and 2019. The amounts included cumulative unrealized upward and downward adjustments made to the initial cost basis of the securities:

	As of December 31,
	2018	2019
	(In thousands)
Initial cost basis	$1,191,225	$1,535,760
Upward adjustments	166,553	162,530
Impairment	(55,289)	(338,108)
Foreign currency translation	(19,940)	(23,609)
Total carrying value at the end of the period	$1,282,549	$1,336,573